Note 3 - Fair Value of Financial Instruments - Fair Values of Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Embedded Derivative Financial Instruments [Member]
Beginning balance	$ 0	$ 6,759	$ 0
Initial fair value of derivative liabilities at issuance		4,447	2,468
Change in fair value		7,040	4,291
Derecognition of derivative liability		(18,246)
Ending balance		0	6,759
Senior Secured Note [Member]
Beginning balance	5,448	0
Initial fair value of derivative liabilities at issuance		5,437
Change in fair value	145	11
Derecognition of derivative liability	7,379
Ending balance	2,157	5,448	0
Warrant Liability [Member]
Beginning balance	7,842	0
Initial fair value of derivative liabilities at issuance		8,870
Change in fair value	(3,143)	(1,028)
Derecognition of derivative liability	(0)
Ending balance	$ 4,699	$ 7,842	$ 0